DERIVATIVE INSTRUMENTS - Details of the outstanding copper price option contracts (Details) - Copper Collar Contracts [Member] $ in Thousands, lb in Millions	12 Months Ended
Dec. 31, 2021 CAD ($) lb $ / Pound
Disclosure of detailed information about financial instruments [line items]
Quantity | lb	42.7
Period	H1 2022
Cost | $	$ 4,693
Fair value | $	$ 3,904
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	4.00
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Strike price | $ / Pound	5.60